Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Unamortized debt issuance costs	$ 215,896	$ 53,614	$ 97,832
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	37,295,803	37,295,803	35,201,513
Common stock, shares outstanding	37,295,803	37,295,803	35,201,513